Document and Entity Information	3 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment no. 1
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2014
Entity Registrant Name	ALION SCIENCE & TECHNOLOGY CORP
Entity Central Index Key	0001166568
Entity Filer Category	Non-accelerated Filer
Effective Amendment Number	1